QUARTERLY FINANCIAL INFORMATION (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
QUARTERLY FINANCIAL INFORMATION (Unaudited)
Net sales	$ 1,768.7	$ 1,759.7	$ 1,854.2	$ 1,776.4	$ 1,735.3	$ 1,679.5	$ 1,626.9	$ 1,572.1	$ 7,159.0	$ 6,613.8	$ 6,086.5
Gross profit	471.5	459.2	501.4	483.4	465.6	451.6	452.6	442.4	1,915.5	1,812.2	1,699.7
Net income (loss)	$ 97.1	$ 149.5	$ 95.6	$ 125.2	$ (59.6)	$ 108.3	$ 120.9	$ 112.2	$ 467.4	$ 281.8	$ 320.7
Net income (loss) per common share:
Net income (loss) per common share (in dollars per share)	$ 1.13	$ 1.71	$ 1.09	$ 1.42	$ (0.68)	$ 1.23	$ 1.37	$ 1.27	$ 5.35	$ 3.19	$ 3.60
Net income (loss) per common share, assuming dilution:
Net income (loss) per common share, assuming dilution (in dollars per share)	$ 1.11	$ 1.69	$ 1.07	$ 1.40	$ (0.66)	$ 1.20	$ 1.34	$ 1.25	$ 5.28	$ 3.13	$ 3.54
Net tax charge as a result of the TCJA					$ 172.0					$ 172.0